Group structure (Details)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
List of subsidiary companies [Abstract]
Ownership interest		100.00%	100.00%
Ioneer USA Corporation [Member]
List of subsidiary companies [Abstract]
Name of subsidiary		Ioneer USA Corporation
Country of incorporation		USA
Ownership interest		100.00%	100.00%	100.00%
Ioneer Minerals Corporation [Member]
List of subsidiary companies [Abstract]
Name of subsidiary		Ioneer Minerals Corporation
Country of incorporation		USA
Ownership interest		100.00%	100.00%	100.00%
Ioneer Holdings USA Inc. [Member]
List of subsidiary companies [Abstract]
Name of subsidiary		Ioneer Holdings USA Inc.
Country of incorporation		USA
Ownership interest		100.00%	100.00%	100.00%
Ioneer Holdings Nevada Inc. [Member]
List of subsidiary companies [Abstract]
Name of subsidiary		Ioneer Holdings Nevada Inc.
Country of incorporation		USA
Ownership interest		100.00%	100.00%	100.00%
Gerlach Gold LLC [Member]
List of subsidiary companies [Abstract]
Name of subsidiary		Gerlach Gold LLC
Country of incorporation		USA
Ownership interest		100.00%	100.00%	100.00%
Paradigm AZ LLC [Member]
List of subsidiary companies [Abstract]
Name of subsidiary		Paradigm AZ LLC
Country of incorporation		USA
Ownership interest		100.00%	100.00%	100.00%
Ioneer Rhyolite Ridge Holdings LLC [Member]
List of subsidiary companies [Abstract]
Name of subsidiary		Ioneer Rhyolite Ridge Holdings LLC
Country of incorporation		USA
Ownership interest		100.00%	0.00%	0.00%
Ioneer Rhyolite Ridge Midco LLC [Member]
List of subsidiary companies [Abstract]
Name of subsidiary		Ioneer Rhyolite Ridge Midco LLC
Country of incorporation		USA
Ownership interest		100.00%	0.00%	0.00%
Ioneer Rhyolite Ridge LLC [Member]
List of subsidiary companies [Abstract]
Name of subsidiary		Ioneer Rhyolite Ridge LLC
Country of incorporation		USA
Ownership interest		100.00%	0.00%	0.00%
Ioneer SLP LLC [Member]
List of subsidiary companies [Abstract]
Name of subsidiary		Ioneer SLP LLC
Country of incorporation		USA
Ownership interest		100.00%	0.00%	0.00%
PGPL Minerals USA Pty Limited [Member]
List of subsidiary companies [Abstract]
Name of subsidiary	[1]	PGPL Minerals USA Pty Limited
Country of incorporation	[1]	Canada
Ownership interest	[1]	0.00%	0.00%	100.00%
PGPL Diamonds Pty Limited [Member]
List of subsidiary companies [Abstract]
Name of subsidiary	[1]	PGPL Diamonds Pty Limited
Country of incorporation	[1]	Canada
Ownership interest	[1]	0.00%	0.00%	100.00%
ioneer Canada ULC [Member]
List of subsidiary companies [Abstract]
Name of subsidiary		ioneer Canada ULC
Country of incorporation		Canada
Ownership interest		100.00%	100.00%	0.00%

[1]	These Canadian companies were amalgamated on January 1, 2021 to fom Ioneer Canada ULC.